VESSELS HELD FOR SALE (Details) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2022 USD ($)	Dec. 31, 2022 vessel
Property, Plant and Equipment [Abstract]
Proceeds from sale of vessels | $	$ 15.6
Number of vessels held for sale | vessel		0